UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31st, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
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   Address:       7 Todd Pond Rd, P.O. Box 309
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                  Lincoln MA 01773
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Form 13F File Number: 28-11870
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eugene Torpey
         -------------------------------
Title:    Chief Compliance Officer
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Phone:    201-782-3321
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Signature, Place, and Date of Signing:

         /s/ Eugene Torpey            Woodcliff Lake, NJ   April 4th, 2008
   -------------------------------    ------------------   -------------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  11
                                        --------------------

Form 13F Information Table Value Total:  49,617
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
AKAMAI TECH                COM      00971T101    2,872   102,000   SH           SOLE                  102,000
CHECK POINT SOFTWARE       COM      M22465104      896    40,000   SH           SOLE                   40,000
CORNING INC                COM      219350105    7,212   300,000   SH           SOLE                  300,000
HERCULES OFFSHORE          COM      427093109    3,946   157,100   SH           SOLE                  157,100
MERCADOLIBRE INC           COM      58733R102      914    23,000   SH           SOLE                   23,000
MICROSOFT CORP             COM      594918104   18,447   650,000   SH           SOLE                  650,000
PROSHARES TR ULTRA         COM      74347R107    2,772    42,000   SH           SOLE                   42,000
PROSHARES TR ULTRA         COM      74347R206    8,394   120,000   SH           SOLE                  120,000
PROSHARES TR ULTRA         COM      74347R875       99     2,000   SH           SOLE                    2,000
QUALCOMM INC               COM      747525103      820    20,000   SH           SOLE                   20,000
SUNTECH PWR HLDGS CO       COM      86800C104    3,245    80,000   SH           SOLE                   80,000